SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund

                              Dated: March 19, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the heading "Fund managers" for the Crossover Bond Fund and Opportunistic High Yield Fund only:

Fund                             Fund managers        Positions during the past five years
-------------------------------------------------------------------------------------------------
Crossover Bond Fund              Michael J. Tucker    Vice president of Standish Mellon and a
Opportunistic High Yield Fund                         Chartered Financial Analyst, Michael is a
                                                      high yield strategist and portfolio manager
                                                      within the firm's fixed income group.

                                 Jonathan M. Uhrig    Vice president of Standish Mellon,
                                                      Jonathan is a high yield strategist, the
                                                      head of high yield trading and portfolio
                                                      manager within the firm's fixed income
                                                      group.  He joined the firm in 1997 from
                                                      Longfellow Investment Management.
-------------------------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                   Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                             and Chief Executive Officer,
1100 Winter Street                                                         Decision Resources, Inc.;
Waltham, MA  02451                                                       Trustee, Cornell University;
                                                                           Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                 Trustee                         William Joseph Maier,
c/o Harvard University                                                  Professor of Political Economy,
Cambridge, MA 02138                                                           Harvard University

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------

John H. Hewitt, 4/11/35                      Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                             Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                   Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                            (family investment trust office);
400 Essex Street                                                           Director, Holyoke Mutual
Beverly, MA  01915                                                            Insurance Company;
                                                                     Director, Carter Family Corporation;
                                                                   Board Member, Gordon-Conwell Theological
                                                                              Seminary; Chairman
                                                                       of the Advisory Board, Salvation
                                                                      Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54             President and Trustee        President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                    Standish Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly President and
Boston, MA  02111                                                  Managing Director, Standish, Ayer & Wood,
                                                                 Inc.; Executive Vice President and Director,
                                                                            Standish International
                                                                            Management Company, LLC

Anne P. Hermann, 1/26/56          Vice President and Secretary      Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                formerly Vice President and Senior Fund
Boston, MA  02111                                                  Administration Manager, Standish, Ayer &
                                                                                  Wood, Inc.

Paul G. Martins, 3/10/56          Vice President and Treasurer        Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                  formerly Vice President of Finance,
Boston, MA  02111                                                         Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56            Assistant Secretary       Vice President and Chief Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                  Standish Mellon Asset Management Company LLC
One Financial Center                                                since July 2001; formerly Director and
Boston, MA  02111                                                 Compliance Officer, Standish, Ayer & Wood,
                                                                                     Inc.

Denise B. Kneeland, 8/19/51         Assistant Vice President         Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                              formerly Vice President and Manager, Mutual
Boston, MA  02111                                                Funds Operations, Standish, Ayer & Wood, Inc.

Lisa Kane, 6/25/70                  Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                 Client Service Professional, Standish, Ayer
                                                                                 & Wood, Inc.

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------

Steven M. Anderson, 7/14/65         Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                  Mutual Funds Controller, Standish, Ayer &
                                                                   Wood, Inc. since April 1, 1998; formerly
                                                                    Independent Consultant for Banking and
                                                                              Financial Services

Cara E. Hultgren, 1/19/71           Assistant Vice President     Supervisor, Mutual Fund Operations, Standish
c/o Standish, Ayer & Wood, Inc.                                    Mellon Asset Management Company LLC since
One Financial Center                                              July 2001; formerly Supervisor, Mutual Fund
Boston, MA  02111                                                   Operations, Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75         Assistant Vice President      Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                             formerly Performance Analyst, Standish, Ayer
Boston, MA  02111                                                   & Wood, Inc. since 2000; formerly Fund
                                                                 Pricing Specialist/Analyst, PFPC, Inc. since
                                                                         1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Pursuant to
Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley, Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice

Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

                       SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

                               Dated: May 1, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for the World High Yield Fund only:

Fund                       Fund Managers          Positions during the past five
                                                  years
----------------------------------------------------------------------------------
World High Yield Fund      John L. Peta           Vice president of Standish
                                                  Mellon and Chartered Financial
                                                  Analyst, John is responsible for
                                                  emerging market fixed income
                                                  research and international
                                                  quantitative analysis. He joined
                                                  the firm from Chancellor-LGT
                                                  Asset Management in 1997.

                           Michael J. Tucker      Vice president of Standish
                                                  Mellon and a Chartered Financial
                                                  Analyst, Michael is a high yield
                                                  strategist and portfolio manager
                                                  within the firm's fixed income
                                                  group.
----------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                   Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                             and Chief Executive Officer,
1100 Winter Street                                                         Decision Resources, Inc.;
Waltham, MA  02451                                                       Trustee, Cornell University;
                                                                           Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                 Trustee                         William Joseph Maier,
c/o Harvard University                                                  Professor of Political Economy,
Cambridge, MA 02138                                                           Harvard University

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------

John H. Hewitt, 4/11/35                      Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                             Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                   Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                            (family investment trust office);
400 Essex Street                                                           Director, Holyoke Mutual
Beverly, MA  01915                                                            Insurance Company;
                                                                     Director, Carter Family Corporation;
                                                                   Board Member, Gordon-Conwell Theological
                                                                              Seminary; Chairman
                                                                       of the Advisory Board, Salvation
                                                                      Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54             President and Trustee        President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                    Standish Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly President and
Boston, MA  02111                                                  Managing Director, Standish, Ayer & Wood,
                                                                 Inc.; Executive Vice President and Director,
                                                                            Standish International
                                                                            Management Company, LLC

Anne P. Hermann, 1/26/56          Vice President and Secretary      Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                formerly Vice President and Senior Fund
Boston, MA  02111                                                  Administration Manager, Standish, Ayer &
                                                                                  Wood, Inc.

Paul G. Martins, 3/10/56          Vice President and Treasurer        Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                  formerly Vice President of Finance,
Boston, MA  02111                                                         Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56            Assistant Secretary       Vice President and Chief Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                  Standish Mellon Asset Management Company LLC
One Financial Center                                                since July 2001; formerly Director and
Boston, MA  02111                                                 Compliance Officer, Standish, Ayer & Wood,
                                                                                     Inc.

Denise B. Kneeland, 8/19/51         Assistant Vice President         Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                              formerly Vice President and Manager, Mutual
Boston, MA  02111                                                Funds Operations, Standish, Ayer & Wood, Inc.

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Lisa Kane, 6/25/70                  Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                 Client Service Professional, Standish, Ayer
                                                                                 & Wood, Inc.

Steven M. Anderson, 7/14/65         Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                  Mutual Funds Controller, Standish, Ayer &
                                                                   Wood, Inc. since April 1, 1998; formerly
                                                                    Independent Consultant for Banking and
                                                                              Financial Services

Cara E. Hultgren, 1/19/71           Assistant Vice President     Supervisor, Mutual Fund Operations, Standish
c/o Standish, Ayer & Wood, Inc.                                    Mellon Asset Management Company LLC since
One Financial Center                                              July 2001; formerly Supervisor, Mutual Fund
Boston, MA  02111                                                   Operations, Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75         Assistant Vice President      Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                             formerly Performance Analyst, Standish, Ayer
Boston, MA  02111                                                   & Wood, Inc. since 2000; formerly Fund
                                                                 Pricing Specialist/Analyst, PFPC, Inc. since
                                                                         1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Pursuant to
Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley,

Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

                       SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Select Value Fund
                        (formerly, Standish Equity Fund)
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for all of the Funds except Standish Small Cap Value Fund:

Fund                               Fund Managers            Positions during the past five
                                                            years
-----------------------------------------------------------------------------------------------
Select Value Fund                  David H. Cameron         Managing Director of Standish
                                                            Mellon and a Chartered Financial
                                                            Analyst, Dave is the firm's chief
                                                            equity officer and oversees the
                                                            firm's domestic and international
                                                            investment strategies.

                                   Steven L. Gold           Director of Standish Mellon and
                                                            a Chartered Financial Analyst,
                                                            Steven serves as a portfolio
                                                            manager for various equity
                                                            products and as a senior
                                                            investment research analyst.

Standish Small Cap Growth Fund     B. Randall Watts, Jr.    Vice President of Standish
                                                            Mellon since 2001, and prior to
                                                            2001, a director and portfolio
                                                            manager of Westfield Capital
                                                            Management responsible for
                                                            small and mid cap portfolios.
                                                            Randy, a Chartered Financial
                                                            Analyst, manages the firm's the
                                                            small cap growth strategy.

                                   Edward R. Walter         Director of Standish Mellon and
                                                            a Chartered Financial Analyst,
                                                            Ed serves as an assistant portfolio
                                                            manager for the firm's small cap
                                                            growth product and as a senior
                                                            investment research analyst.

Small Capitalization Equity Fund   B. Randall Watts, Jr.    Vice President of Standish
                                                            Mellon since 2001, and prior to
                                                            2001, a director and portfolio
                                                            manager of Westfield Capital
                                                            Management responsible for
                                                            small and mid cap portfolios.
                                                            Randy, a Chartered Financial
                                                            Analyst, manages the firm's the
                                                            small cap growth strategy.

                                   Edward R. Walter         Director of Standish Mellon and
                                                            a Chartered Financial Analyst,
                                                            Ed serves as an assistant portfolio
                                                            manager for the firm's small cap
                                                            growth product and as a senior
                                                            investment research analyst.

Fund                               Fund Managers            Positions during the past five
                                                            years
-----------------------------------------------------------------------------------------------
International Equity Fund          Remi J. Browne           Vice president of Standish
                                                            Mellon and a Chartered Financial
                                                            Analyst, Remi is chief
                                                            investment officer of
                                                            international equity and serves as
                                                            portfolio manager for the firm's
                                                            global and international equity
                                                            products.

                                   Peter S. Carpenter       Vice president of Standish
                                                            Mellon and a Chartered Financial
                                                            Analyst, Peter serves as an
                                                            assistant portfolio manager and
                                                            international research analyst.

International Small Cap Fund       Daniel B. LeVan          Vice president of Standish
                                                            Mellon and a Chartered Financial
                                                            Analyst, Dan oversees portfolio
                                                            management and research for the
                                                            firm's global and international
                                                            small cap strategy.

                                   Joseph Schirripa         Assistant vice president of
                                                            Standish Mellon, Joe serves as an
                                                            assistant portfolio manager and
                                                            international research analyst.
-----------------------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                   Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                             and Chief Executive Officer,
1100 Winter Street                                                         Decision Resources, Inc.;
Waltham, MA  02451                                                       Trustee, Cornell University;
                                                                           Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                 Trustee                         William Joseph Maier,
c/o Harvard University                                                  Professor of Political Economy,
Cambridge, MA 02138                                                           Harvard University

John H. Hewitt, 4/11/35                      Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                             Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                   Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                            (family investment trust office);
400 Essex Street                                                           Director, Holyoke Mutual
Beverly, MA  01915                                                            Insurance Company;
                                                                     Director, Carter Family Corporation;
                                                                   Board Member, Gordon-Conwell Theological
                                                                              Seminary; Chairman
                                                                       of the Advisory Board, Salvation
                                                                      Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54             President and Trustee        President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                    Standish Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly President and
Boston, MA  02111                                                  Managing Director, Standish, Ayer & Wood,
                                                                 Inc.; Executive Vice President and Director,
                                                                            Standish International
                                                                            Management Company, LLC

Anne P. Hermann, 1/26/56          Vice President and Secretary      Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                formerly Vice President and Senior Fund
Boston, MA  02111                                                  Administration Manager, Standish, Ayer &
                                                                                  Wood, Inc.

Paul G. Martins, 3/10/56          Vice President and Treasurer        Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                  formerly Vice President of Finance,
Boston, MA  02111                                                         Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56            Assistant Secretary        Vice President and Chief Compliance Officer
c/o Standish, Ayer & Wood, Inc.                                     since July 2001, Standish Mellon Asset
One Financial Center                                               Management Company LLC; formerly Director
Boston, MA  02111                                                  and Compliance Officer, Standish, Ayer &
                                                                                  Wood, Inc.

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Denise B. Kneeland, 8/19/51         Assistant Vice President         Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                              formerly Vice President and Manager, Mutual
Boston, MA  02111                                                Funds Operations, Standish, Ayer & Wood, Inc.

Lisa Kane, 6/25/70                  Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                 Client Service Professional, Standish, Ayer
                                                                                 & Wood, Inc.

Steven M. Anderson, 7/14/65         Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                  Mutual Funds Controller, Standish, Ayer &
                                                                   Wood, Inc. since April 1, 1998; formerly
                                                                    Independent Consultant for Banking and
                                                                              Financial Services

Cara E. Hultgren, 1/19/71           Assistant Vice President     Supervisor, Mutual Fund Operations, Standish
c/o Standish, Ayer & Wood, Inc.                                    Mellon Asset Management Company LLC since
One Financial Center                                              July 2001; formerly Supervisor, Mutual Fund
Boston, MA  02111                                                   Operations, Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75         Assistant Vice President      Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                             formerly Performance Analyst, Standish, Ayer
Boston, MA  02111                                                   & Wood, Inc. since 2000; formerly Fund
                                                                 Pricing Specialist/Analyst, PFPC, Inc. since
                                                                         1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by

Mellon of Standish, Ayer & Wood, Inc. Pursuant to Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley, Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

                       SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Select Value Asset Fund
                         Standish Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 31, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus
                                   ----------

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for each Fund:

-----------------------------------------------------------------------------------------------
Fund                             Fund Managers           Positions during the past five years
-----------------------------------------------------------------------------------------------
Select Value Asset Fund          David H. Cameron        Managing Director of Standish
                                                         Mellon and a Chartered Financial
                                                         Analyst, Dave is the firm's chief
                                                         equity officer and oversees the
                                                         firm's domestic and international
                                                         equity strategies.

                                 Steven L. Gold          Director of Standish Mellon and
                                                         a Chartered Financial Analyst,
                                                         Steven serves as a portfolio
                                                         manager for various equity
                                                         products and as a senior
                                                         investment research analyst.
-----------------------------------------------------------------------------------------------
Standish Small Cap Growth Fund   B. Randall Watts, Jr.   Vice President of Standish
                                                         Mellon since 2001, and prior to
                                                         2001, a director and portfolio
                                                         manager of Westfield Capital
                                                         Management responsible for
                                                         small and mid cap portfolios.
                                                         Randy, a Chartered Financial
                                                         Analyst, manages the firm's the
                                                         small cap growth strategy.

                                 Edward R. Walter        Director of Standish Mellon and
                                                         a Chartered Financial Analyst,
                                                         Ed serves as an assistant portfolio
                                                         manager for the firm's small cap
                                                         growth product and as a senior
                                                         investment research analyst.
-----------------------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth     Position Held With Trust     Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                   Trustee                       Chairman of the Board
c/o Decision Resources, Inc.                                           and Chief Executive Officer,
1100 Winter Street                                                       Decision Resources, Inc.;
Waltham, MA  02451                                                     Trustee, Cornell University;
                                                                         Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                 Trustee                       William Joseph Maier,
c/o Harvard University                                                Professor of Political Economy,
Cambridge, MA 02138                                                         Harvard University

John H. Hewitt, 4/11/35                      Trustee                 Trustee, The Peabody Foundation;
P.O. Box 233                                                           Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                   Trustee                 Trustee, Essex Street Associates
c/o Essex Street Associates                                          (family investment trust office);
400 Essex Street                                                         Director, Holyoke Mutual
Beverly, MA  01915                                                          Insurance Company;
                                                                   Director, Carter Family Corporation;
                                                                 Board Member, Gordon-Conwell Theological
                                                                            Seminary; Chairman
                                                                     of the Advisory Board, Salvation
                                                                    Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54             President and Trustee      President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                      Standish Mellon Asset Management
One Financial Center                                               Company LLC since July 2001; formerly
Boston, MA  02111                                                    President and Managing Director,
                                                                  Standish, Ayer & Wood, Inc.; Executive
                                                                   Vice President and Director, Standish
                                                                               International
                                                                          Management Company, LLC

Anne P. Hermann, 1/26/56          Vice President and Secretary    Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                      Management Company LLC since July
One Financial Center                                             2001; formerly Vice President and Senior
Boston, MA  02111                                                 Fund Administration Manager, Standish,
                                                                             Ayer & Wood, Inc.

Paul G. Martins, 3/10/56          Vice President and Treasurer      Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                      Management Company LLC since July
One Financial Center                                             2001; formerly Vice President of Finance,
Boston, MA  02111                                                       Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56            Assistant Secretary          Vice President and Chief Compliance
c/o Standish, Ayer & Wood, Inc.                                  Officer since July 2001, Standish Mellon
One Financial Center                                                   Asset Management Company LLC;
Boston, MA  02111                                                    formerly Director and Compliance
                                                                   Officer, Standish, Ayer & Wood, Inc.

Name, Address and Date of Birth     Position Held With Trust     Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------
Denise B. Kneeland, 8/19/51         Assistant Vice President       Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                      Management Company LLC since July
One Financial Center                                                 2001; formerly Vice President and
Boston, MA  02111                                                    Manager, Mutual Funds Operations,
                                                                        Standish, Ayer & Wood, Inc.

Lisa Kane, 6/25/70                  Assistant Vice President        Assistant Vice President, Standish
c/o Standish, Ayer & Wood, Inc.                                       Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly Assistant
Boston, MA  02111                                                    Vice President and Client Service
                                                                 Professional, Standish, Ayer & Wood, Inc.

Steven M. Anderson, 7/14/65         Assistant Vice President        Assistant Vice President, Standish
c/o Standish, Ayer & Wood, Inc.                                       Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly Assistant
Boston, MA  02111                                                     Vice President and Mutual Funds
                                                                  Controller, Standish, Ayer & Wood, Inc.
                                                                       since April 1, 1998; formerly
                                                                  Independent Consultant for Banking and
                                                                            Financial Services

Cara E. Hultgren, 1/19/71           Assistant Vice President        Supervisor, Mutual Fund Operations,
c/o Standish, Ayer & Wood, Inc.                                      Standish Mellon Asset Management
One Financial Center                                               Company LLC since July 2001; formerly
Boston, MA  02111                                                   Supervisor, Mutual Fund Operations,
                                                                        Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75         Assistant Vice President       Performance Analyst, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since
One Financial Center                                                  July 2001; formerly Performance
Boston, MA  02111                                                  Analyst, Standish, Ayer & Wood, Inc.
                                                                     since 2000; formerly Fund Pricing
                                                                   Specialist/Analyst, PFPC, Inc. since
                                                                       1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by

Mellon of Standish, Ayer & Wood, Inc. Pursuant to Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley, Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

                       SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Tax Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for the Small Cap Tax-Sensitive Fund only:

Fund                      Fund Managers           Positions during the past five
                                                  years
-------------------------------------------------------------------------------------
Standish Small Cap Tax-   B. Randall Watts, Jr.   Vice President of Standish
Sensitive Equity Fund                             Mellon since 2001, and prior to
                                                  2001, a director and portfolio
                                                  manager of Westfield Capital
                                                  Management responsible for
                                                  small and mid cap portfolios.
                                                  Randy, a Chartered Financial
                                                  Analyst, manages the firm's the
                                                  small cap growth strategy.

                          Edward R. Walter        Director of Standish Mellon and
                                                  a Chartered Financial Analyst,
                                                  Ed serves as an assistant portfolio
                                                  manager for the firm's small cap
                                                  growth product and as a senior
                                                  investment research analyst.
-------------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                   Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                             and Chief Executive Officer,
1100 Winter Street                                                         Decision Resources, Inc.;
Waltham, MA  02451                                                       Trustee, Cornell University;
                                                                           Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                 Trustee                         William Joseph Maier,
c/o Harvard University                                                  Professor of Political Economy,
Cambridge, MA 02138                                                           Harvard University

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
John H. Hewitt, 4/11/35                      Trustee                   Trustee, The Peabody Foundation;
P.O. Box 233                                                             Trustee, Mertens House, Inc.
New London, NH 03257

Caleb Loring III, 11/14/43                   Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                            (family investment trust office);
400 Essex Street                                                           Director, Holyoke Mutual
Beverly, MA  01915                                                            Insurance Company;
                                                                     Director, Carter Family Corporation;
                                                                   Board Member, Gordon-Conwell Theological
                                                                              Seminary; Chairman
                                                                       of the Advisory Board, Salvation
                                                                      Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54             President and Trustee        President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                    Standish Mellon Asset Management Company
One Financial Center                                              LLC since July 2001; formerly President and
Boston, MA  02111                                                  Managing Director, Standish, Ayer & Wood,
                                                                 Inc.; Executive Vice President and Director,
                                                                            Standish International
                                                                            Management Company, LLC

Anne P. Hermann, 1/26/56          Vice President and Secretary      Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                formerly Vice President and Senior Fund
Boston, MA  02111                                                  Administration Manager, Standish, Ayer &
                                                                                  Wood, Inc.

Paul G. Martins, 3/10/56          Vice President and Treasurer        Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                                  formerly Vice President of Finance,
Boston, MA  02111                                                         Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56            Assistant Secretary        Vice President and Chief Compliance Officer
c/o Standish, Ayer & Wood, Inc.                                     since July 2001, Standish Mellon Asset
One Financial Center                                               Management Company LLC; formerly Director
Boston, MA  02111                                                  and Compliance Officer, Standish, Ayer &
                                                                                  Wood, Inc.

Denise B. Kneeland, 8/19/51         Assistant Vice President         Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                              formerly Vice President and Manager, Mutual
Boston, MA  02111                                                Funds Operations, Standish, Ayer & Wood, Inc.

Lisa Kane, 6/25/70                  Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                 Client Service Professional, Standish, Ayer
                                                                                 & Wood, Inc.

Name, Address and Date of Birth     Position Held With Trust       Principal Occupation During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Steven M. Anderson, 7/14/65         Assistant Vice President       Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                     Asset Management Company LLC since July
One Financial Center                                              2001; formerly Assistant Vice President and
Boston, MA  02111                                                  Mutual Funds Controller, Standish, Ayer &
                                                                   Wood, Inc. since April 1, 1998; formerly
                                                                    Independent Consultant for Banking and
                                                                              Financial Services

Cara E. Hultgren, 1/19/71           Assistant Vice President     Supervisor, Mutual Fund Operations, Standish
c/o Standish, Ayer & Wood, Inc.                                    Mellon Asset Management Company LLC since
One Financial Center                                              July 2001; formerly Supervisor, Mutual Fund
Boston, MA  02111                                                   Operations, Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75         Assistant Vice President      Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                     Management Company LLC since July 2001;
One Financial Center                                             formerly Performance Analyst, Standish, Ayer
Boston, MA  02111                                                   & Wood, Inc. since 2000; formerly Fund
                                                                 Pricing Specialist/Analyst, PFPC, Inc. since
                                                                         1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Pursuant to
Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley,

Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

                       SUPPLEMENT dated September 19, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                          Standish High Grade Bond Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund


                               Dated: May 1, 2001
                             Revised: August 1, 2001

--------------------------------------------------------------------------------

All Funds:

On July 31, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish"), was acquired by Mellon Financial Corporation ("Mellon"). Mellon has merged Standish into a newly formed subsidiary of Mellon called Standish Mellon Asset Management Company LLC ("Standish Mellon").

Standish Mellon now serves as each fund's investment adviser. However, there has been no change in the advisory fee rates paid by any fund as a result of the acquisition. Standish Mellon remains located at One Financial Center, Boston, Massachusetts.

Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

                                   Prospectus
                                   ----------

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

The Investment Adviser

The next paragraph replaces the first paragraph in the section entitled "About Standish":

Standish Mellon Asset Management Company LLC ("Standish Mellon") is an asset management subsidiary of Mellon Financial Corporation. Standish Mellon manages more than $41.5 billion in assets for institutional investors in the U.S. and abroad.

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish Fixed Income Fund, Standish World High Yield Fund, Standish Controlled Maturity Fund and Standish Short-Term Asset Reserve Fund only:

Fund                            Fund Managers         Positions during the past five years
--------------------------------------------------------------------------------------------
Fixed Income Fund               Caleb F. Aldrich      Director of Standish Mellon and
                                                      Chartered Financial Analyst, Caleb
                                                      serves as a portfolio manager for
                                                      several fixed income products.

                                Catherine A. Powers   Director of Standish Mellon and
                                                      a Chartered Financial Analyst,
                                                      Cathy is responsible for
                                                      management of high grade and
                                                      core plus fixed income portfolios
                                                      and is the head of the firm's
                                                      securitized research group.
--------------------------------------------------------------------------------------------
World High Yield Fund           John L. Peta          Vice president of Standish
                                                      Mellon and a Chartered Financial
                                                      Analyst, John is responsible for
                                                      emerging market fixed income
                                                      research and world high yield
                                                      portfolio management.  He joined
                                                      the firm from Chancellor-LGT
                                                      Asset Management in 1997.

                                Michael J. Tucker     Vice president of Standish Mellon
                                                      and a Chartered Financial Analyst,
                                                      Michael is a high yield strategist
                                                      and portfolio manager within the
                                                      firm's fixed income group.

--------------------------------------------------------------------------------------------
Controlled Maturity Fund        David S. Hertan       Vice President of Standish
                                                      Mellon since 2001, and prior to
                                                      2001, a Senior Vice President of
                                                      The Boston Company Asset
                                                      Management Company, LLC and
                                                      Portfolio Manager for The
                                                      Dreyfus Corporation, Inc. David
                                                      is responsible for the
                                                      management of short duration
                                                      portfolios and is the head of the
                                                      firm's short-term portfolio
                                                      management team.
--------------------------------------------------------------------------------------------
Short-Term Asset Reserve Fund   David S. Hertan       Vice President of Standish
                                                      Mellon since 2001, and prior to
                                                      2001, a Senior Vice President of
                                                      The Boston Company Asset
                                                      Management Company, LLC and
--------------------------------------------------------------------------------------------

Fund                            Fund Managers         Positions during the past five years
--------------------------------------------------------------------------------------------
                                                      Portfolio Manager for The
                                                      Dreyfus Corporation, Inc.  David
                                                      is responsible for the
                                                      management of short duration
                                                      portfolios and is the head of the
                                                      firm's short-term portfolio
                                                      management team.
--------------------------------------------------------------------------------------------

Back cover

The next paragraph replaces the first paragraph on the back cover of the prospectus:

Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish Mellon offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented under the corresponding section of the statement of additional information. All references in the supplemented statement of additional information to Standish, Ayer & Wood, Inc. are changed to Standish Mellon Asset Management Company LLC.

Management

The next table replaces the table in the section entitled "Trustees and Officers of Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio":

Name, Address and Date of Birth        Position Held With Trust      Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                      Trustee                        Chairman of the Board
c/o Decision Resources, Inc.                                               and Chief Executive Officer,
1100 Winter Street                                                           Decision Resources, Inc.;
Waltham, MA  02451                                                         Trustee, Cornell University;
                                                                             Director, CareGroup, Inc.

Benjamin M. Friedman, 8/5/44                    Trustee                        William Joseph Maier,
c/o Harvard University                                                    Professor of Political Economy,
Cambridge, MA 02138                                                             Harvard University

John H. Hewitt, 4/11/35                         Trustee                  Trustee, The Peabody Foundation;
P.O. Box 233                                                               Trustee, Mertens House, Inc.
New London, NH 03257

Name, Address and Date of Birth        Position Held With Trust      Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Caleb Loring III, 11/14/43                      Trustee                  Trustee, Essex Street Associates
c/o Essex Street Associates                                              (family investment trust office);
400 Essex Street                                                             Director, Holyoke Mutual
Beverly, MA  01915                                                              Insurance Company;
                                                                       Director, Carter Family Corporation;
                                                                     Board Member, Gordon-Conwell Theological
                                                                                Seminary; Chairman
                                                                         of the Advisory Board, Salvation
                                                                        Army; Chairman, Vision New England

*Richard S. Wood, 5/20/54                President and Trustee       President, Director and Vice Chairman of
c/o Standish, Ayer & Wood, Inc.                                          Standish Mellon Asset Management
One Financial Center                                                   Company LLC since July 2001; formerly
Boston, MA  02111                                                   President and Managing Director, Standish,
                                                                         Ayer & Wood, Inc.; Executive Vice
                                                                         President and Director, Standish
                                                                                   International
                                                                              Management Company, LLC

Anne P. Hermann, 1/26/56             Vice President and Secretary     Vice President of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                       Management Company LLC since July 2001;
One Financial Center                                                  formerly Vice President and Senior Fund
Boston, MA  02111                                                    Administration Manager, Standish, Ayer &
                                                                                    Wood, Inc.

Paul G. Martins, 3/10/56             Vice President and Treasurer       Treasurer of Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                       Management Company LLC since July 2001;
One Financial Center                                                    formerly Vice President of Finance,
Boston, MA  02111                                                           Standish, Ayer & Wood, Inc.

Beverly E. Banfield, 7/6/56               Assistant Secretary       Vice President and Chief Compliance Officer
c/o Standish, Ayer & Wood, Inc.                                       since July 2001, Standish Mellon Asset
One Financial Center                                                     Management Company LLC; formerly
Boston, MA  02111                                                   Director and Compliance Officer, Standish,
                                                                                 Ayer & Wood, Inc.

Denise B. Kneeland, 8/19/51            Assistant Vice President        Vice President, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                       Management Company LLC since July 2001;
One Financial Center                                                   formerly Vice President and Manager,
Boston, MA  02111                                                    Mutual Funds Operations, Standish, Ayer &
                                                                                    Wood, Inc.

Lisa Kane, 6/25/70                     Assistant Vice President      Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                       Asset Management Company LLC since July
One Financial Center                                                2001; formerly Assistant Vice President and
Boston, MA  02111                                                   Client Service Professional, Standish, Ayer
                                                                                 & Wood, Inc.

Steven M. Anderson, 7/14/65            Assistant Vice President      Assistant Vice President, Standish Mellon
c/o Standish, Ayer & Wood, Inc.                                       Asset Management Company LLC since July
One Financial Center                                                2001; formerly Assistant Vice President and
Boston, MA  02111                                                    Mutual Funds Controller, Standish, Ayer &
                                                                     Wood, Inc. since April 1, 1998; formerly
                                                                      Independent Consultant for Banking and
                                                                                Financial Services

Name, Address and Date of Birth        Position Held With Trust      Principal Occupation During Past 5 Years
-------------------------------      ----------------------------   -------------------------------------------
Cara E. Hultgren, 1/19/71              Assistant Vice President         Supervisor, Mutual Fund Operations,
c/o Standish, Ayer & Wood, Inc.                                          Standish Mellon Asset Management
One Financial Center                                                   Company LLC since July 2001; formerly
Boston, MA  02111                                                       Supervisor, Mutual Fund Operations,
                                                                            Standish, Ayer & Wood, Inc.

Jonathan M. Windham, 4/7/75            Assistant Vice President     Performance Analyst, Standish Mellon Asset
c/o Standish, Ayer & Wood, Inc.                                       Management Company LLC since July 2001;
One Financial Center                                                  formerly Performance Analyst, Standish,
Boston, MA  02111                                                     Ayer & Wood, Inc. since 2000; formerly
                                                                    Fund Pricing Specialist/Analyst, PFPC, Inc.
                                                                        since 1997; prior to 1997, student

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

The next paragraph replaces the first paragraph in the section entitled "Compensation of Trustees and Officers":

Neither the Trust nor the Portfolio Trust pays compensation to the trustees of the Trust or the Portfolio Trust that are affiliated with Standish Mellon, Mellon Financial Corporation ("Mellon") or to the Trust's and Portfolio Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the funds' shares) with the Trust, the Portfolio Trust or the advisers during the year ended December 31, 2000.

The next two paragraphs replace the first two paragraphs in the section entitled "Investment Adviser":

Standish Mellon serves as the adviser to each Portfolio and non-feeder fund pursuant to written advisory agreements. Standish Mellon was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Pursuant to
Section 203(g) under the Investment Advisers Act of 1940 (the "Advisers Act"), Standish Mellon is relying on Standish's registration as an investment adviser while Standish Mellon's registration statement is pending with the Securities and Exchange Commission. Standish Mellon is a wholly-owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly-owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish Mellon.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish Mellon, are Standish Mellon's controlling persons:
Jeffrey P. Howkins, Vice Chairman and Director, Edward H. Ladd, Chairman and Director, James M. Gockley, Director, John J. Nagorniak, Director, Ronald P. O'Hanley, Director, Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director, and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.